Calvert
VP SRI Mid Cap Portfolio
September 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Auto Components — 2.1%
Aptiv PLC(1)	5,217	$ 777,177
		$ 777,177
Banks — 2.3%
KeyCorp	37,753	$ 816,220
		$ 816,220
Beverages — 1.9%
Coca-Cola Europacific Partners PLC	12,260	$ 677,855
		$ 677,855
Biotechnology — 1.5%
Neurocrine Biosciences, Inc.(1)	5,485	$526,066
		$526,066
Building Products — 2.1%
AZEK Co., Inc. (The)(1)	9,910	$362,012
Trex Co., Inc.(1)	3,841	391,513
		$753,525
Capital Markets — 5.0%
Morningstar, Inc.	2,028	$525,313
MSCI, Inc.	864	525,605
Tradeweb Markets, Inc., Class A	9,210	743,984
		$1,794,902
Commercial Services & Supplies — 3.8%
GFL Environmental, Inc.(2)	19,460	$723,489
Tetra Tech, Inc.	4,272	637,981
		$1,361,470
Communications Equipment — 2.5%
Motorola Solutions, Inc.	3,948	$917,199
		$917,199
Consumer Finance — 2.1%
Ally Financial, Inc.	15,263	$779,176
		$779,176
Containers & Packaging — 2.7%
AptarGroup, Inc.	6,262	$747,370
Packaging Corp. of America	1,607	220,866
		$968,236
Security	Shares	Value
Diversified Consumer Services — 1.1%
Terminix Global Holdings, Inc.(1)	9,168	$ 382,031
		$ 382,031
Electric Utilities — 1.5%
Xcel Energy, Inc.	8,987	$ 561,688
		$ 561,688
Electrical Equipment — 1.7%
AMETEK, Inc.	4,929	$ 611,245
		$ 611,245
Electronic Equipment, Instruments & Components — 3.0%
TE Connectivity, Ltd.	4,341	$595,672
Zebra Technologies Corp., Class A(1)	965	497,380
		$1,093,052
Energy Equipment & Services — 2.2%
Baker Hughes Co.	31,958	$790,321
		$790,321
Entertainment — 2.0%
Electronic Arts, Inc.	5,192	$738,562
		$738,562
Equity Real Estate Investment Trusts (REITs) — 4.4%
Lamar Advertising Co., Class A	7,630	$865,624
Mid-America Apartment Communities, Inc.	3,920	732,060
		$1,597,684
Food & Staples Retailing — 1.6%
Performance Food Group Co.(1)	12,577	$584,327
		$584,327
Food Products — 1.0%
Lamb Weston Holdings, Inc.	5,757	$353,307
		$353,307
Health Care Equipment & Supplies — 4.0%
Envista Holdings Corp.(1)	15,639	$653,866
Teleflex, Inc.	2,114	796,027
		$1,449,893
Health Care Providers & Services — 1.7%
Accolade, Inc.(1)	8,044	$339,215
LifeStance Health Group, Inc.(1)	19,733	286,129
		$625,344

Calvert
VP SRI Mid Cap Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.9%
Wyndham Hotels & Resorts, Inc.	8,745	$ 675,027
		$ 675,027
Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners, L.P.	4,832	$ 364,140
		$ 364,140
Insurance — 3.5%
Assurant, Inc.	4,495	$ 709,086
Travelers Cos., Inc. (The)	3,632	552,101
		$1,261,187
Interactive Media & Services — 3.6%
CarGurus, Inc.(1)	15,892	$499,168
Match Group, Inc.(1)	5,043	791,700
		$1,290,868
IT Services — 5.6%
Broadridge Financial Solutions, Inc.	4,318	$719,551
Euronet Worldwide, Inc.(1)	3,032	385,913
Flywire Corp.(1)	3,528	154,668
Marqeta, Inc., Class A(1)(2)	5,820	128,738
WEX, Inc.(1)	3,685	649,076
		$2,037,946
Life Sciences Tools & Services — 4.9%
Agilent Technologies, Inc.	4,393	$692,030
Avantor, Inc.(1)	6,461	264,255
PerkinElmer, Inc.	1,487	257,682
Waters Corp.(1)	1,554	555,244
		$1,769,211
Machinery — 4.2%
Colfax Corp.(1)	12,545	$575,815
Stanley Black & Decker, Inc.	3,393	594,827
Westinghouse Air Brake Technologies Corp.	4,231	364,755
		$1,535,397
Metals & Mining — 1.1%
Steel Dynamics, Inc.	6,653	$389,067
		$389,067
Professional Services — 5.7%
Booz Allen Hamilton Holding Corp.	8,387	$665,509
Clarivate PLC(1)	26,688	584,467
Security	Shares	Value
Professional Services (continued)
Verisk Analytics, Inc.	4,049	$ 810,893
		$ 2,060,869
Semiconductors & Semiconductor Equipment — 2.7%
Skyworks Solutions, Inc.	2,917	$ 480,663
Teradyne, Inc.	4,505	491,811
		$ 972,474
Software — 5.8%
ANSYS, Inc.(1)	2,441	$ 831,039
Bill.com Holdings, Inc.(1)	2,755	735,447
Black Knight, Inc.(1)	7,629	549,288
		$2,115,774
Specialty Retail — 7.2%
Bath & Body Works, Inc.	7,589	$478,335
Best Buy Co., Inc.	4,194	443,348
Five Below, Inc.(1)	1,303	230,383
National Vision Holdings, Inc.(1)	10,312	585,412
Ross Stores, Inc.	4,185	455,537
Ulta Beauty, Inc.(1)	1,181	426,247
		$2,619,262
Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.(1)	1,090	$392,618
		$392,618
Total Common Stocks (identified cost $28,479,593)		$35,643,120

Short-Term Investments — 1.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.04%(3)	493,808	$ 493,857
Total Short-Term Investments (identified cost $493,808)		$ 493,857
Total Investments — 99.9% (identified cost $28,973,401)		$36,136,977
Other Assets, Less Liabilities — 0.1%		$ 46,962
Net Assets — 100.0%		$36,183,939

Calvert
VP SRI Mid Cap Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $836,423 and the total market value of the collateral received by the Fund was $884,785, comprised of U.S. government and/or agencies securities.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

The Fund did not have any open derivative instruments at September 30, 2021.
At September 30, 2021, the value of the Fund's investment in affiliated funds was $493,857, which represents 1.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$118,053	$5,858,024	$(5,482,266)	$(3)	$49	$493,857	$102	493,808
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$35,643,120(1)	$ —	$ —	$35,643,120
Short-Term Investments	—	493,857	—	493,857
Total Investments	$35,643,120	$493,857	$ —	$36,136,977

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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